INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
June 30, 1998


ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market

 445,128 qualified shares                (cost $445,128)           $445,128
 1,213,921 non-qualified shares          (cost  $1,213,921)       1,213,921

High Yield Trust

 21,902 qualified shares                 (cost  $361,608)           282,321
 173,745 non-qualified shares            (cost  $2,839,855)       2,239,568

Equity Income Fund

 9,333 qualified shares                  (cost  $68,030)            156,986
 45,639 non-qualified shares             (cost  $531,282)           767,647

Investors Trust

 82,592 qualified shares                 (cost  $846,843)         1,140,594
 103,326 non-qualified shares            (cost  $986,432)         1,426,938

Income Fund

 41,286 qualified shares                 (cost  $268,507)           294,370
 46,551 non-qualified shares             (cost  $245,969)           331,911

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

 7,361,091 non-qualified shares          (cost  $7,361,091)       7,361,091

Putnam Variable Trust Growth and Income

 176,068 non-qualified shares            (cost  $3,404,508)       4,824,264

Putnam Variable Trust U.S. Government and High Quality Bond

 147,113 non-qualified shares            (cost  $1,924,951)       1,944,827

Total Assets                                                    $22,429,566


CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

PUTNAM DIVISIONS

Money Market

 148,981 qualified accumulation          ($2.9878163 per unit)      $445,128
  units outstanding
 402,069 non-qualified accumulation      ($3.0191850 per unit)     1,213,921
  units outstanding

High Yield Trust

 40,337 qualified accumulation           ($6.9990556 per unit)       282,321
  units outstanding
 335,233 non-qualified accumulation      ($6.6806317 per unit)     2,239,568
  units outstanding

Equity Income Fund

 21,114 qualified accumulation           ($7.4351783 per unit)       156,986
  units outstanding
 102,384 non-qualified accumulation      ($7.4977230 per unit)       767,647
  units outstanding

Investors Trust

 88,414 qualified accumulation            ($12.9006041 per unit     1,140,594
  units outstanding
 120,298 non-qualified accumulation       ($11.8616899 per unit     1,426,938
  units outstanding

Income Fund

 50,838 qualified accumulation            ($5.7903578 per unit)       294,370
  units outstanding
 59,842 non-qualified accumulation        ($5.5464536 per unit)       331,911
  units outstanding

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

 2,956,602 non-qualified accumulation     ($2.4897131 per unit)     7,361,091
  units outstanding

Putnam Variable Trust Growth and Income

 650,176 non-qualified accumulation       ($7.4199356 per unit)     4,824,264
  units outstanding

Putnam Variable Trust U.S. Government and High Quality Bond

 549,778 non-qualified accumulation       ($3.5374778 per unit)     1,944,827
  units outstanding

Contract Owners' Equity                                           $22,429,566

  The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1998



PUTNAM DIVISIONS
                                              Money Market     Money Market
                                              Qualified        Non-Qualified
                                              (formerly Daily  (formerly Daily
                                              Dividend Trust)  Dividend Trust)

Investment Income:
Dividends                                        $11,356           $31,404

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                   2,084             5,762

Investment income - net                           $9,272           $25,642

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                        7,978            67,605
Cost of shares sold                                 7,978            67,605

Net realized gain (loss) on investments                 0                 0

Net unrealized gain (loss) on investments               0                 0

Net realized and unrealized loss on investments         0                 0

Net Increase (Decrease) in Net Assets
from Investment Operations                         $9,272           $25,642



                                                  High Yield     High Yield
                                                  Trust          Trust
                                                  Qualified      Non-Qualified

Investment Income:
Dividends                                          $14,104          $110,555

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                     1,368            10,778

Investment income - net                            $12,736           $99,777

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                        16,416           130,273
Cost of shares sold                                 16,495           129,440

Net realized gain (loss) on investments                (79)              833

Net unrealized gain (loss) on investments           (3,275)          (26,090)

Net realized and unrealized loss on investments     (3,354)          (25,257)

Net Increase (Decrease) in Net Assets
from Investment Operations                          $9,382           $74,520



                                                    Equity      Equity
                                                    Income      Income
                                                    Qualified   Non-Qualified

Investment Income:
Dividends                                            $1,307            $6,362

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                        726             3,519

Investment income - net                                $581            $2,843

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                   0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          3,752             5,025
Cost of shares sold                                   3,539             4,906

Net realized gain (loss) on investments                 213               119

Net unrealized gain (loss) on investments            12,222            59,912

Net realized and unrealized loss on investments      12,435            60,031

Net Increase (Decrease) in Net Assets
from Investment Operations                          $13,016           $62,874



                                                   Investors     Investors
                                                   Trust         Trust
                                                   Qualified     Non-Qualified

Investment Income:
Dividends                                            $0                $0

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                  4,883             6,097

Investment income - net                         ($4,883)          ($6,097)

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions               0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     11,306             9,261
Cost of shares sold                               9,759             8,135

Net realized gain (loss) on investments           1,547             1,126

Net unrealized gain (loss) on investments       211,897           265,387

Net realized and unrealized loss
 on investments                                 213,444           266,513

Net Increase (Decrease) in Net Assets
from Investment Operations                     $208,561          $260,416



                                                   Income      Income
                                                   Fund        Fund
                                                   Qualified   Non-Qualified

Investment Income:
Dividends                                           $9,081           $10,187

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                     1,370             1,537

Investment income - net                             $7,711            $8,650

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         4,500             2,130
Cost of shares sold                                  4,505             2,072

Net realized gain (loss) on investments                 (5)               58

Net unrealized gain (loss) on investments              812               852

Net realized and unrealized loss on investments        807               910

Net Increase (Decrease) in Net Assets
from Investment Operations                          $8,518            $9,560



PUTNAM VARIABLE TRUST DIVISIONS
                                                       Putnam Variable Trust
                                                       Money Market
                                                       Non-Qualified

Investment Income:
Dividends                                                   $192,512

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                              35,434

Investment income - net                                     $157,078

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions                            0

Net realized gain (loss) on investments:
Proceeds from sale of shares                                 725,817
Cost of shares sold                                          725,817

Net realized gain (loss) on investments                            0

Net unrealized gain (loss) on investments                          0

Net realized and unrealized loss on investments                    0

Net Increase (Decrease) in Net Assets
from Investment Operations                                  $157,078

                                                       Putnam Variable Trust
                                                       Growth & Income
                                                       Non-Qualified

Investment Income:
Dividends                                                   $179,705

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                              22,440

Investment income - net                                     $157,265

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions                      414,679

Net realized gain (loss) on investments:
Proceeds from sale of shares                                 181,751
Cost of shares sold                                          162,815

Net realized gain (loss) on investments                       18,936

Net unrealized gain (loss) on investments                   (163,734)

Net realized and unrealized loss on investments              269,881

Net Increase (Decrease) in Net Assets
from Investment Operations                                  $427,146



                                                      Putnam Variable Trust
                                                      U.S. Government and
                                                      High Quality Bond
                                                      Non-Qualified
Investment Income:
Dividends                                                   $108,934

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                               9,220

Investment income - net                                      $99,714

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions                            0

Net realized gain (loss) on investments:
Proceeds from sale of shares                                 144,625
Cost of shares sold                                          142,753

Net realized gain (loss) on investments                        1,872

Net unrealized gain (loss) on investments                    (29,933)

Net realized and unrealized loss on investments              (28,061)

Net Increase (Decrease) in Net Assets
from Investment Operations                                   $71,653

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
FOR PERIOD ENDED JUNE 30, 1998

                 PUTNAM DIVISIONS
                                             Money Market      Money Market
                                             Qualified         Non-Qualified
                                             (formerly Daily   (formerly Daily
                                             Dividend Trust)   Dividend Trust)

Investment Operations:
Investment income-net                            $9,272           $25,642
Realized capital gain distributions                   0                 0
Net realized gain (loss) on investments               0                 0
Net unrealized gain (loss) on investments             0                 0
Net increase (decrease) in net assets
 from investment operations                      $9,273           $25,642


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                          0                 0
Net contract surrenders and transfers
 out (Note 3)                                    (1,094)          (60,410)
Benefit payments to annuitants                   (4,799)           (1,433)

Net increase (decrease) from accumulation
 unit transactions                              ($5,893)         ($61,843)

Net Increase (Decrease) in Net Assets             3,379           (36,201)

Net Assets:
Net assets at December 31, 1997                 441,749         1,250,122

Net assets at June 30, 1998                    $445,128        $1,213,921




                                                High Yield      High Yield
                                                Trust           Trust
                                                Qualified       Non-Qualified

Investment Operations:
Investment income-net                            $12,736           $99,777
Realized capital gain distributions                    0                 0
Net realized gain (loss) on investments              (79)              833
Net unrealized gain (loss) on investments         (3,275)          (26,090)
Net increase (decrease) in net assets
 from investment operations                       $9,382           $74,520


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                           0                 0
Net contract surrenders and transfers
 out (Note 3)                                        (72)         (117,758)
Benefit payments to annuitants                   (14,976)           (1,737)

Net increase (decrease) from accumulation
 unit transactions                              ($15,048)        ($119,495)

Net Increase (Decrease) in Net Assets             (5,666)          (44,975)

Net Assets:
Net assets at December 31, 1997                  287,987         2,284,543

Net assets at June 30, 1998                     $282,321        $2,239,568



                                                 Equity         Equity
                                                 Income         Income
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                              $581            $2,843
Realized capital gain distributions                   0                 0
Net realized gain (loss) on investments             213               119
Net unrealized gain (loss) on investments        12,222            59,912
Net increase (decrease) in net assets
 from investment operations                     $13,016           $62,874


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                          0                 0
Net contract surrenders and transfers
 out (Note 3)                                       (37)           (1,506)
Benefit payments to annuitants                   (2,989)                0

Net increase (decrease) from accumulation
 unit transactions                              ($3,026)          ($1,506)

Net Increase (Decrease) in Net Assets             9,990            61,368

Net Assets:
Net assets at December 31, 1997                 146,996           706,279

Net assets at June 30, 1998                    $156,986          $767,647



                                               Investors        Investors
                                               Trust            Trust
                                               Qualified        Non-Qualified

Investment Operations:
Investment income-net                           ($4,883)          ($6,097)
Realized capital gain distributions                   0                 0
Net realized gain (loss) on investments           1,547             1,126
Net unrealized gain (loss) on investments       211,897           265,387
Net increase (decrease) in net assets
 from investment operations                    $208,561          $260,416


Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                             0                 0
Net contract surrenders and transfers
 out (Note 3)                                      (194)             (505)
Benefit payments to annuitants                   (6,229)           (2,659)

Net increase (decrease) from accumulation
 unit tranactions                               ($6,423)          ($3,164)

Net Increase (Decrease) in Net Assets           202,138           257,252

Net Assets:
Net assets at December 31, 1997                 938,456         1,169,686

Net assets at June 30, 1998                  $1,140,594        $1,426,938



                                                  Income        Income
                                                  Fund          Fund
                                                  Qualified     Non-Qualified

Investment Operations:
Investment income-net                             $7,711            $8,650
Realized capital gain distributions                    0                 0
Net realized gain (loss) on investments               (5)               58
Net unrealized gain (loss) on investments            812               852
Net increase (decrease) in net assets
 from investment operations                       $8,518            $9,560


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                           0                 0
Net contract surrenders and transfers
 out (Note 3)                                     (3,130)               (0)
Benefit payments to annuitants                         0              (593)

Net increase (decrease) from accumulation
 unit transactions                               ($3,130)            ($593)

Net Increase (Decrease) in Net Assets              5,388             8,967

Net Assets:
Net assets at December 31, 1997                  288,982           322,944

Net assets at June 30, 1998                     $294,370          $331,911



              PUTNAM VARIABLE TRUST DIVISIONS

                                                     Putnam Variable Trust
                                                     Money Market
                                                     Non-Qualified

Investment Operations:
Investment income-net                                       $157,078
Realized capital gain distributions                                0
Net realized gain (loss) on investments                            0
Net unrealized gain (loss) on investments                          0
Net increase (decrease) in net assets
 from investment operations                                 $157,078


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note  3)                                                      0
Net contract surrenders and transfers
 out (Note 3)                                               (671,551)
Benefit payments to annuitants                               (18,832)

Net increase (decrease) from accumulation
 unit transactions                                         ($690,383)

Net Increase (Decrease) in Net Assets                       (533,305)

Net Assets:
Net assets at December 31, 1997                            7,894,396

Net assets at June 30, 1998                               $7,361,091



                                                    Putnam Variable Trust
                                                    Growth & Income
                                                    Non-Qualified

Investment Operations:
Investment income-net                                       $157,265
Realized capital gain distributions                          414,679
Net realized gain (loss) on investments                       18,936
Net unrealized gain (loss) on investments                   (163,734)
Net increase (decrease) in net assets
 from investment operations                                 $427,146


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                                   4,758
Net contract surrenders and transfers
 out (Note 3)                                               (154,255)
Benefit payments to annuitants                                (6,068)

Net increase (decrease) from accumulation
 unit transactions                                         ($155,565)

Net Increase (Decrease) in Net Assets                        271,581

Net Assets:
Net assets at December 31, 1997                            4,552,683

Net assets at June 30, 1998                               $4,824,264

                                                     Putnam Variable Trust
                                                     U.S. Government and
                                                     High Quality Bond
                                                     Non-Qualified

Investment Operations:
Investment income-net                                        $99,714
Realized capital gain distributions                                0
Net realized gain (loss) on investments                        1,872
Net unrealized gain (loss) on investments                    (29,933)
Net increase (decrease) in net assets
 from investment operations                                  $71,653


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)         37,328
Net contract surrenders and transfers out (Note 3)          (129,932)
Benefit payments to annuitants                               (10,455)

Net increase (decrease) from accumulation
 unit transactions                                         ($103,059)

Net Increase (Decrease) in Net Assets                        (31,406)

Net Assets:
Net assets at December 31, 1997                            1,976,233

Net assets at June 30, 1998                               $1,944,827




Twelve Months Ended December 31, 1997
                          PUTNAM
                                             Money Market     Money Market
                                             Qualified        Non-Qualified
                                             (formerly Daily  (formerly Daily
                                             Dividend Trust)  Dividend Trust)

Investment Operations:
Investment income-net                           $19,189           $57,202
Realized capital gain distributions                   0                 0
Net realized gain (loss) on investments               0                 0
Net unrealized gain (loss) on investments             0                 0
Net increase (decrease) in net assets from
 investment operations                          $19,189           $57,202


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                          0                 0
Net contract surrenders and transfers
 out (Note 3)                                   (61,909)         (263,375)
Benefit payments to annuitants                     (556)          (44,060)

Net increase (decrease) from accumulation
 unit transactions                             ($62,465)        ($307,435)

Net Increase (Decrease) in Net Assets           (43,276)         (250,233)

Net Assets:
Net assets at December 31, 1996                 485,025         1,500,355

Net assets at December 31, 1997                $441,749        $1,250,122



                                                High Yield     High Yield
                                                Trust          Trust
                                                Qualified      Non-Qualified

Investment Operations:
Investment income-net                            $25,709          $186,207
Realized capital gain distributions                    0                 0
Net realized gain (loss) on investments            3,031             2,184
Net unrealized gain (loss) on investments          9,595            88,622

Net increase (decrease) in net assets
 from investment operations                      $38,335          $277,013


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                           0                 0
Net contract surrenders and transfers
 out (Note 3)                                    (43,565)          (80,189)
Benefit payments to annuitants                    (5,528)           (3,337)

Net increase (decrease) from accumulation
 unit transactions                              ($49,093)         ($83,526)

Net Increase (Decrease) in Net Assets            (10,758)          193,487

Net Assets:
Net assets at December 31, 1996                  298,745         2,091,056

Net assets at December 31, 1997                 $287,987        $2,284,543



                                                 Equity         Equity
                                                 Income         Income
                                                 Qualified      Non-Qualified

Investment Operations:
Investment income-net                             $1,257            $5,987
Realized capital gain distributions                6,939            33,348
Net realized gain (loss) on investments              400               292
Net unrealized gain (loss) on investments         21,689           102,935
Net increase (decrease) in net assets
 from investment operations                      $30,285          $142,562


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                           0                 0
Net contract surrenders and transfers
 out (Note 3)                                        (42)             (198)
Benefit payments to annuitants                    (5,243)                0

Net increase (decrease) from accumulation
 unit transactions                               ($5,285)            ($198)

Net Increase (Decrease) in Net Assets             25,000           142,364

Net Assets:
Net assets at December 31, 1996                  121,996           563,915

Net assets at December 31, 1997                 $146,996          $706,279



                                               Investors      Investors
                                               Trust          Trust
                                               Qualified      Non-Qualified

Investment Operations:
Investment income-net                          ($1,214)          ($1,245)
Realized capital gain distributions             78,254            97,463
Net realized gain (loss) on investments         17,605            31,313
Net unrealized gain (loss) on investments      152,777           175,531
Net increase (decrease) in net assets
 from investment operations                   $247,422          $303,062


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                         0                 0
Net contract surrenders and transfers
 out (Note 3)                                  (56,563)         (184,308)
Benefit payments to annuitants                 (10,371)           (4,579)

Net increase (decrease) from accumulation
 unit transactions                            ($66,934)        ($188,887)

Net Increase (Decrease) in Net Assets          180,488           114,175

Net Assets:
Net assets at December 31, 1996                757,968         1,055,511

Net assets at December 31, 1997               $938,456        $1,169,686



                                                   Income       Income
                                                   Fund         Fund
                                                   Qualified    Non-Qualified

Investment Operations:
Investment income-net                              $15,825           $18,249
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                 (4)            1,837
Net unrealized gain (loss) on investments            4,024             2,630
Net increase (decrease) in net assets
 from investment operations                        $19,845           $22,716


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                             0                 0
Net contract surrenders and transfers
 out (Note 3)                                         (128)          (12,180)
Benefit payments to annuitants                           0           (13,529)

Net increase (decrease) from accumulation
 unit transactions                                   ($128)         ($25,709)

Net Increase (Decrease) in Net Assets               19,717            (2,993)

Net Assets:
Net assets at December 31, 1996                    269,265           325,937

Net assets at December 31, 1997                   $288,982          $322,944



              PUTNAM VARIABLE TRUST DIVISIONS

                                                        Putnam Variable Trust
                                                        Money Market
                                                        Non-Qualified

Investment Operations:
Investment income-net                                       $339,618
Realized capital gain distributions                                0
Net realized gain (loss) on investments                            0
Net unrealized gain (loss) on investments                          0
Net increase (decrease) in net assets
 from investment operations                                 $339,618


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)         33,071
Net contract surrenders and transfers out (Note 3)          (829,052)
Benefit payments to annuitants                               (54,472)

Net increase (decrease) from accumulation unit transactions ($850,453)

Net Increase (Decrease) in Net Assets                       (510,835)

Net Assets:
Net assets at December 31, 1996                            8,405,231

Net assets at December 31, 1997                           $7,894,396


                                                     Putnam Variable Trust
                                                     Growth & Income
                                                     Non-Qualified

Investment Operations:
Investment income-net                                        $77,492
Realized capital gain distributions                          156,196
Net realized gain (loss) on investments                       10,465
Net unrealized gain (loss) on investments                    602,544
Net increase (decrease) in net assets
 from investment operations                                 $846,697


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)        281,006
Net contract surrenders and transfers out (Note 3)          (175,754)
Benefit payments to annuitants                               (11,037)

Net increase (decrease) from accumulation unit transactions  $94,215

Net Increase (Decrease) in Net Assets                        940,912

Net Assets:
Net assets at December 31, 1996                            3,611,771

Net assets at December 31, 1997                           $4,552,683

                                                     Putnam Variable Trust
                                                     U.S. Government and
                                                     High Quality Bond
                                                     Non-Qualified

Investment Operations:
Investment income-net                                       $103,191
Realized capital gain distributions                                0
Net realized gain (loss) on investments                       15,532
Net unrealized gain (loss) on investments                     20,656
Net increase (decrease) in net assets
 from investment operations                                 $139,379


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)         49,274
Net contract surrenders and transfers out (Note 3)          (204,649)
Benefit payments to annuitants                               (18,685)

Net increase (decrease) from accumulation
 unit transactions                                         ($174,060)

Net Increase (Decrease) in Net Assets                        (34,681)

Net Assets:
Net assets at December 31, 1996                            2,010,914

Net assets at December 31, 1997                           $1,976,233

           INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                     INA/PUTNAM SEPARATE ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS
                            June 30, 1998



Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust U.S. Government and High Quality Bond Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account:

(a) the market value of investments is based on closing bid prices (net asset value) at June 30, 1998; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions


Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the period ended June 30, 1998 was $27,039. Payments for the year ended June 30, 1998 were $1,094,839 with respect to contract surrender benefits and $70,789 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate
Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code
Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.




Note 7.  Accumulation Units Transactions

The changes in the number of accumulation units
(the measure of ownership in the Separate Account) during the six months of 1998 and units outstanding at June 30, 1998 were as follows:


        PUTNAM DIVISIONS
                                          Money Market     Money Market
                                          Qualified        Non-Qualified
                                          (formerly Daily  (formerly Daily
                                          Dividend Trust)  Dividend Trust)


Units outstanding at December 31, 1997        150,975        422,789
Units purchased and transfers in                    0              0

Benefits, surrenders and transfers out         (1,994)       (20,720)

Units outstanding at June 30, 1998             148,981        402,069



                                            High Yield    High Yield
                                            Trust         Trust
                                            Qualified     Non-Qualified


Units outstanding at December 31, 1997        42,478        353,118

Units purchased and transfers in                   0              0

Benefits, surrenders and transfers out        (2,141)       (17,885)

Units outstanding at June 30, 1998            40,337        335,233



                                               Equity        Equity
                                               Income        Income
                                               Qualified     Non-Qualified


Units outstanding at December 31, 1997            21,533        102,595

Units purchased and transfers in                       0              0

Benefits, surrenders and transfers out              (419)          (211)

Units outstanding at June 30, 1998                21,114        102,384



                                               Investors     Investors
                                               Trust         Trust
                                               Qualified     Non-Qualified


Units outstanding at December 31, 1997            88,964        120,595

Units purchased and transfers in                       0              0

Benefits, surrenders and transfers out              (550)          (297)

Units outstanding at June 30, 1998                88,414        120,298



                                               Income        Income
                                               Fund          Fund
                                               Qualified     Non-Qualified


Units outstanding at December 31, 1997           51,386         59,950

Units purchased and transfers in                      0              0

Benefits, surrenders and transfers out             (548)          (108)

Units outstanding at June 30, 1998               50,838         59,842



 PUTNAM VARIABLE TRUST DIVISIONS

                                             Putnam Variable Trust
                                             Money Market
                                             Non-Qualified


Units outstanding at December 31, 1997        3,237,391

Units purchased and transfers in                     (0)

Benefits, surrenders and transfers out         (280,789)

Units outstanding at June 30, 1998            2,956,602


                                             Putnam Variable Trust
                                             Growth & Income
                                             Non-Qualified


Units outstanding at December 31, 1997         671,304

Units purchased and transfers in                   634

Benefits, surrenders and transfers out         (21,762)

Units outstanding at June 30, 1998             650,176

                                                 Putnam Variable Trust
                                                 U.S. Government and
                                                 High Quality Bond
                                                 Non-Qualified


Units outstanding at December 31, 1997              579,561

Units purchased and transfers in                      9,277

Benefits, surrenders and transfers out              (39,060)

Units outstanding at June 30, 1998                  549,778


The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 1998 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                    Accumulation     Aggregate
                                        Units          Value

Money Market Qualified (formerly Dai         237           $708
Money Market Non-Qualified (formerly      11,688        $35,288
High Yield Trust Qualified..........       5,940        $41,574
High Yield Trust Non-Qualified......       5,679        $37,939
Equity Income Fund Qualified........       9,427        $70,091
Investors Trust Qualified...........      10,636       $137,211
Investors Trust Non-Qualified.......       4,235        $50,234
Income Fund Non-Qualified...........       2,452        $13,600
Putnam Variable Trust
Money Market Non-Qualified..........     156,663       $390,046
Putnam Variable Trust
Growth and Income Non-Qualified.....      17,516       $129,968
Putnam Variable Trust U.S.
Government and High Quality
Bond Non-Qualified..................      75,972       $268,749



                                       Monthly        Annuity
                                    Annuity Units    Unit Value

Money Market Qualified (formerly Dai           8     $1.3892195
Money Market Non-Qualified (formerly         282     $1.1214276
High Yield Trust Qualified..........         255     $3.7869337
High Yield Trust Non-Qualified......         148     $3.7346015
Equity Income Fund Qualified........         180     $2.9778798
Investors Trust Qualified...........         320     $5.1822737
Investors Trust Non-Qualified.......         217     $2.9681643
Income Fund Non-Qualified...........          66     $3.2471982
Putnam Variable Trust
Money Market Non-Qualified..........       3,005     $1.2952781
Putnam Variable Trust
Growth and Income Non-Qualified.....         402     $3.0344270
Putnam Variable Trust U.S.
Government and High Quality
Bond Non-Qualified..................       1,136     $1.8000164